Restructuring (Details) (USD $)	12 Months Ended		185 Months Ended	194 Months Ended
	Dec. 31, 2010	Dec. 31, 2009 item	Dec. 31, 2011	Sep. 30, 2012
Restructuring
Number of positions by which the workforce was reduced		51
Accelerated depreciation		$ 200,000
Surrender fee due to termination of lease		366,000	2,634,000	2,634,000
Reconciliation of provisions
Balance at the beginning of the period	1,062,000
Cash payments	(1,104,000)
Adjustments for lease-related deferred expenses and liabilities	42,000
Balance at the end of the period	0	1,062,000
Employee severance
Restructuring
Severance payments		400,000
Lease restructuring charges
Restructuring
Accelerated depreciation		200,000
Surrender fee due to termination of lease		100,000
Reconciliation of provisions
Balance at the beginning of the period	1,062,000
Cash payments	(1,104,000)
Adjustments for lease-related deferred expenses and liabilities	42,000
Balance at the end of the period	$ 0	$ 1,062,000